Financial risk management and financial instruments (Tables)	12 Months Ended
Jun. 30, 2019
Financial risk management and financial instruments
Financial instruments

		Carrying value

		At fair value through profit and loss	Designated at fair value through other comprehensive income	Amortised cost	Fair value
	Note	Rm	Rm	Rm	Rm

2019
Financial assets
Investments in listed securities		—	830	—	830
Investments in unlisted securities		—	393	—	393
Other long-term investments		—	—	25	25
Long-term receivables	19	—	—	5 582	5 582
Long- and short-term financial assets		645	—	—	645
Trade and other receivables**	24	—	—	25 611	25 611	*
Cash and cash equivalents*	27	—	—	15 877	15 877	*
Financial liabilities
Listed long-term debt (Bonds issued)+	16	—	—	46 060	49 421
Unlisted long-term debt+	16	—	—	91 279	91 777
Short-term debt and bank overdraft		—	—	1 297	1 297	*
Long- and short-term financial liabilities		2 205	—	—	2 205
Trade and other payables+	25	—	—	28 501	28 501	*

		Carrying value

		At fair value through profit and loss	Available- for-sale	Amortised cost	Held-to- maturity	Fair value
	Note	Rm	Rm	Rm	Rm	Rm

2018
Financial assets
Investments in listed securities		—	682	—	—	682
Investments in unlisted securities		—	244	—	—	244
Other long-term investments		—	—	—	25	25
Long-term receivables	19	—	—	3 824	—	3 824
Long- and short-term financial assets		1 827	—	—	—	1 827
Trade and other receivables**		—	—	26 648	—	26 648	*
Cash and cash equivalents	27	—	—	17 128	—	17 128	*
Financial liabilities
Listed long-term debt (Bonds issued)+	16	—	—	13 704	—	13 345
Unlisted long-term debt+	16	—	—	95 750	—	95 984
Short-term debt and bank overdraft		—	—	2 035	—	2 035	*
Long- and short-term financial liabilities		2 059	—	—	—	2 059
Trade and other payables+	25	—	—	26 518	—	26 518	*

*	The fair value of these instruments approximates carrying value, due to their short-term nature.
**	Trade and other receivables includes employee-related and insurance-related receivables.
+	Includes unamortised loan costs.

Schedule of expected credit losses recognised

		2019			2018

	Life time	12 months	Deductions	Expected credit loss	Impairment
	Rm	Rm	Rm	Rm	Rm

Long-term receivables	211	—	—	211	38
Trade receivables	225	—	—	225	199
Other receivables	204	24	—	228	228

	640	24	—	664	465

Schedule of credit risk profile of financial assets at amortised cost
2019
%

AAA to A-	85
BBB to B-	8
CCC+ and - below	7

Maturity profile of the undiscounted cash flows of derivative and non-derivative financial instruments

		Contractual cash flows*	Within one year	One to five years	More than five years
	Note	Rm	Rm	Rm	Rm

2019
Financial assets
Non-derivative instruments
Long-term receivables	19	5 582	—	4 203	1 379
Trade and other receivables	24	25 611	25 611	—	—
Cash and cash equivalents (excluding restricted cash)		13 397	13 397	—	—
Investments through other comprehensive income		1 223	680	543	—
Other long-term investments		25	—	25	—

		45 838	39 688	4 771	1 379
Derivative instruments
Foreign exchange contracts		2 161	2 161	—	—
Interest rate swap		15	—	8	7
Zero cost collar		582	582	—	—
Ethane swaps		2	2	—	—
Other commodity derivatives		31	31	—	—

		48 629	42 464	4 779	1 386

Financial liabilities
Non-derivative instruments
Long-term debt***	16	(183 445)	(8 232)	(138 453)	(36 760)
Short-term debt	16	(1 239)	(1 239)	—	—
Trade and other payables	25	(28 501)	(28 501)	—	—
Bank overdraft	27	(58)	(58)	—	—
Financial guarantees**		(1 326)	(1 326)	—	—

		(214 569)	(39 356)	(138 453)	(36 760)
Derivative instruments
Foreign exchange contracts		(2 190)	(2 190)	—	—
Interest rate swap		(1 488)	(213)	(1 029)	(246)
Zero cost collar		(3)	(3)	—	—
Ethane swaps		(456)	(456)	—	—
Crude oil futures		(27)	(27)	—	—
Other commodity derivatives		(10)	(10)	—	—

		(218 743)	(42 255)	(139 482)	(37 006)

*	Contractual cash flows include interest payments.
**	Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.
***	Of the amounts due in one to five years, R131 billion relates to the repayment of the bonds, the revolving credit facility and the term loan.

		Contractual	Within	One to	More than
		cash flows*	one year	five years	five years
	Note	Rm	Rm	Rm	Rm

2018
Financial assets
Non-derivative instruments
Long-term receivables	19	3 786	—	1 586	2 200
Trade and other receivables	24	26 648	26 648	—	—
Cash and cash equivalents (excluding restricted cash)	27	15 148	15 148	—	—
Investments available-for-sale		926	926	—	—
Investments held-to-maturity		25	—	25	—

		46 533	42 722	1 611	2 200
Derivative instruments
Foreign exchange contracts		1 214	1 214	—	—
Interest rate swap		246	—	—	246
Zero cost collar		979	979	—	—
Crude oil options		482	482	—	—
Ethane swaps		33	33	—	—

		49 487	45 430	1 611	2 446

Financial liabilities
Non-derivative instruments
Long-term debt	16	(139 294)	(16 612)	(86 415)	(36 267)
Short-term debt	16	(1 946)	(1 946)	—	—
Trade and other payables	25	(26 518)	(26 518)	—	—
Bank overdraft	27	(89)	(89)	—	—
Financial guarantees**		(1 539)	(1 539)	—	—

		(169 386)	(46 704)	(86 415)	(36 267)
Derivative instruments
Foreign exchange contracts		(1 217)	(1 217)	—	—
Coal swaps		(414)	(414)	—	—
Zero cost collar		(1 317)	(1 317)	—	—
Crude oil futures		(91)	(91)	—	—

		(172 425)	(49 743)	(86 415)	(36 267)

*	Contractual cash flows include interest payments.
**	Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.

Schedule of foreign exchange rates
	Average rate		Closing rate

	2019	2018	2019	2018
	Rand	Rand	Rand	Rand

Rand/Euro	16,19	15,34	16,01	16,04
Rand/US dollar	14,20	12,85	14,08	13,73

Summary of interest rate profile of interest-bearing financial instruments including the effect of the interest rate swap

Carrying value

	2019	2018
	Rm	Rm

Variable rate instruments
Financial assets	16 663	18 657
Financial liabilities	(54 542)	(58 908)

	(37 879)	(40 251)

Fixed rate instruments
Financial assets	197	97
Financial liabilities	(83 151)	(51 144)

	(82 954)	(51 047)

Interest profile (variable: fixed rate as a percentage of total financial assets)	99:1	99:1
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	40:60	54:46

Schedule of derivative transactions

	2019	2018	2017
Income statement impact	Rm	Rm	Rm

Financial instruments
Net (loss)/gain on derivative instruments
Foreign exchange contracts (losses)/gains	(794)	121	(1 107)
Put option crude oil derivatives	(498)	(3 303)	(237)
Zero cost collar foreign exchange derivatives	323	936	1 608
Crude oil futures	265	(687)	277
Coal swaps	91	(1 024)	94
Ethane swaps	(462)	29	—
Interest rate swaps	(1 475)	52	14
Other forex derivative	85	—	—

	(2 465)	(3 876)	649

Statement of financial position impact

	2019	2018
	Rm	Rm

Financial instrument
Derivative financial assets
Foreign exchange contracts	15	42
Zero cost collar	582	979
Crude oil options	—	482
Interest rate swaps	15	291
Ethane swaps	2	33
Other commodity derivatives	31	—

	645	1 827

Derivative financial liabilities
Foreign exchange contracts	(44)	(45)
Coal swaps	—	(414)
Crude oil futures	(27)	(91)
Zero cost collar	(3)	(1 317)
Interest rate swaps	(1 488)	(45)
Ethane swaps	(456)	—
Other commodity derivatives	(10)	—

	(2 028)	(1 912)
Non-derivative financial liabilities
Financial guarantees	(177)	(147)

	(2 205)	(2 059)

Derivatives designated in the hedge relationships

	Fair value of assets/ (liabilities)	Fair value of assets/ (liabilities)
	2019	2018
	Rm	Rm

Interest rate swap derivatives — held for trading (2018 — cash flow hedge)	(1 473)	246

	Fair value	Fair value	Fair value	Fair value		Contract/	Contract/
	of assets	of assets	of liabilities	of liabilities		Notional	Notional
	2019	2018	2019	2018		amount*	amount*
	Rm	Rm	Rm	Rm		2019	2018

Derivatives held for trading
Foreign exchange contracts	15	42	(44)	(45)	US$m	146	226
Crude oil futures	—	—	(27)	(91)	US$m	92	194

	15	42	(71)	(136)

*The notional amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.

		2019	2018

Brent crude oil — Put options
Premium paid	US$m	—	207
Number of barrels	million	48	98
Open positions	million	—	48
Settled	million	48	50
Average Brent crude oil price floor, net of costs (open positions)	US$/bbl	—	53,36
Realised losses recognised in the income statement	Rm	(1 857)	(1 605)
Unrealised (losses)/gains recognised in the income statement	Rm	1 359	(1 698)
Amount included in the statement of financial position	Rm	—	482

Rand/US$ currency — Zero-cost collar instruments
US$ exposure — open positions	US$bn	4	4
Annual average floor	R/US$	13,84	13,14
Annual average cap	R/US$	16,63	15,14
Realised (losses)/gains recognised in the income statement	Rm	(610)	2 772
Unrealised gains/(losses) recognised in the income statement	Rm	933	(1 836)
Amount included in the statement of financial position	Rm	579	(338)

Export coal — Swap options
Number of tons	million	1,40	4,20
Open positions	million	—	1,40
Settled	million	1,40	2,80
Average coal swap price (open positions)	US$/ton	—	81,82
Realised losses recognised in the income statement	Rm	(337)	(618)
Unrealised gains/(losses) recognised in the income statement	Rm	428	(406)
Amount included in the statement of financial position	Rm	—	(414)

Ethane — Swap options
Number of barrels	million	16,00	5,80
Open positions	million	12,50	3,50
Settled	million	3,50	2,30
Average ethane swap price (open positions)	US$ c/gal	28	27
Realised gains/(losses) recognised in the income statement	Rm	29	(1)
Unrealised (losses)/gains recognised in the income statement	Rm	(491)	30
Amount included in the statement of financial position	Rm	(454)	33

Sensitivity analysis of derivative transactions

		Volatility		Commodity price		Rand/US$	US$ Libor curve

				+USD 2	-USD 2
30 June 2019		+2%	-2%	c/gal	c/gal	-R1/US$*	+0,5%	-0,5%

Ethane swap	Rm	90	(82)	146	(146)
Zero-cost collar	Rm	115	(125)			2 495
Interest rate swap	Rm						754	(748)

		Volatility		Commodity price		Rand/US$	US$ Libor curve

30 June 2018		+2%	-2%	+USD 2/bbl	-USD 2/bbl	-R1/US$*	+0,5%	-0,5%

Crude oil options	Rm	88	(80)	(68)	81
Zero-cost collar	Rm	27	(22)			2 731
Interest rate swap	Rm						866	(865)

*A weakening of the Rand/US$ spot exchange rate of R2,55, will likely result in the spot price falling within the corridor of the cap and floor rates of the zero-cost collars. No gain or loss will be made if these derivatives are settled at a spot price between the cap and floor.  The exchange rate would have to weaken by at least R2,55/US$, up to the cap of R16,63, before losses are incurred on the derivatives.

Schedule of assets and liabilities measured at fair value

	Fair value			Fair value
	30 June			hierarchy
Financial instrument	2019	Valuation method	Significant inputs	of inputs

Financial assets
Investments in listed securities	830	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Investments in unlisted securities	393	Discounted cash flow

Forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices etc. Appropriate WACC for the region.

				Level 3
Other long-term investments	25	Discounted cash flow	Market related interest rates.	Level 3
Long-term receivables	5 582	Discounted cash flow	Market related interest rates.	Level 3
Derivative assets	645	Forward rate interpolator model, appropriate currency specific discount curve, discounted expected cash flows, numerical approximation	Forward exchange contracted rates, market foreign exchange rates, forward contract rates, market commodity prices, coal prices, crude oil prices	Level 2
Trade and other receivables	25 611	Discounted cash flow	Market related interest rates.	Level 3	*
Cash and cash equivalents	15 877	**	**	Level 1	**
Financial liabilities
Listed long-term debt	49 421	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Unlisted long-term debt	91 777	Discounted cash flow	Market related interest rates	Level 3
Short-term debt and bank overdraft	1 297	Discounted cash flow	Market related interest rates	Level 3	*
Derivative liabilities	2 205	Discounted net cash flows, using a swap curve to infer the future floating cash flows, forward rate interpolator model, discounted expected cash flows, numerical approximation	US$Overnight Indexed Swap (OIS) curve, recovery probabilities, forward exchange contracted rates, coal prices, market foreign exchange rates	Level 2
Trade and other payables	28 501	Discounted cash flow	Market related interest rates	Level 3	*

*The fair value of these instruments approximates their carrying value, due to their short-term nature.

**The carrying value of cash is considered to reflect its fair value.

Foreign currency risk
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	2019		2018

	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm

Trade and other receivables	515	2 375	586	2 500
Cash and cash equivalents	1 470	1 256	2 257	1 452

Net exposure on assets	1 985	3 631	2 843	3 952
Long-term debt	(122)	(1 851)	(153)	(1 651)
Short-term debt	—	—	—	(23)
Trade and other payables	(186)	(1 077)	(128)	(1 248)

Net exposure on liabilities	(308)	(2 928)	(281)	(2 922)

Exposure on external balances	1 677	703	2 562	1 030
Net exposure on balances between group companies*	(1 135)	(22 132)	(2 391)	9 584

Total net exposure	542	(21 429)	171	10 614

*	The US$ increase relates to additional funding provided to the LCCP by Sasol Financing International.

Schedule of sensitivity analysis
	2019		2018

		Income		Income
	Equity	statement	Equity	statement
	Rm	Rm	Rm	Rm

Euro	54	54	17	17
US dollar	(2 143)	(2 143)	1 053	1 053

Interest rate risk
Financial risk management and financial instruments
Schedule of sensitivity analysis

Income statement – 1% increase

			United States
	South Africa	Europe	of America	Other
	Rm	Rm	Rm	Rm

30 June 2019	27	15	(433)	12

30 June 2018	(66)	6	(362)	18

Income statement – 1% decrease

			United States
	South Africa	Europe*	of America*	Other*
	Rm	Rm	Rm	Rm

30 June 2019	(27)	(15)	433	(12)

30 June 2018	66	(6)	362	(18)

*

A decrease of 1% in interest rates for the United States of America and Europe will not have an effect on the income statement as it is not considered reasonably possible that the repo interest rates will decrease below 0%.

Schedule of information about cash flow hedges

	Average fixed rate %	Expiry	Fair value loss recognised in other comprehensive income 2019 Rm	Fair value loss recognised in other comprehensive income 2018 Rm	Recognised in profit and loss 2019 Rm	Recognised in profit and loss 2018 Rm

Interest rate swap derivatives
US$ — pay fixed rate receive floating rate
North America**	2,78	December 2026	(285)	(950)	(1 485)	52
Mozambique	2,80	February 2030	—	—	10	—

**

The interest rate swap was novated in June 2019 when the underlying LCCP bank term loan was refinanced. This ended the hedge relationship with hedge accounting discontinued. A loss of R1 400 million was recognised in other comprehensive income on the revaluation of the cash flow hedge that was offset by a gain of R1 115 million on the reclassification of the swap to profit and loss on termination of the hedge relationship. We will redesignate the swap as a hedging instrument in a cash flow hedge in financial year 2020.

Commodity price risk - crude oil
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	Dated Brent Crude

	2019	2018
	US$	US$

High	86,16	80,29
Average	68,63	63,62
Low	50,21	46,53

	Contract amount	Fair value	Within one year	Contract amount	Fair value	Within one year
	2019	2019	2019	2018	2018	2018
	Rm	Rm	Rm	Rm	Rm	Rm

Crude oil futures	1 521	(27)	(27)	2 792	(91)	(91)
Other commodity derivatives	254	21	21	—	—	—

Schedule of sensitivity analysis
	2019	2018
	Rm	Rm

Crude oil	(193)	(153)